Interim Condensed Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
REVENUE
Net revenue	$ 9,241,478	$ 8,000,962	$ 30,508,162	$ 22,484,651
EXPENSES
Salaries and wages	4,209,272	3,395,973	12,318,344	9,667,776
Consulting	788,721	494,763	2,660,797	1,789,819
Professional fees	451,679	828,853	2,015,719	1,781,601
Revenue sharing expense	6,467,079	5,516,757	21,724,927	15,125,486
Sponsorships and tournaments	27,094	601	135,039	6,089
Advertising and promotion	369,002	123,246	1,421,896	1,498,167
Office and general	1,290,816	664,204	4,054,016	1,685,198
Technology expenses	802,512	553,105	2,177,538	1,719,806
Amortization and depreciation	798,286	743,942	2,394,653	2,230,424
Share-based payments	1,001,449	680,153	3,577,861	2,459,841
Interest expense	228,348	209,755	641,785	1,113,749
(Gain) loss on foreign exchange	4,317	717,063	97,167	993,536
Loss on extinguishment of debt				2,428,900
Gain on retained interest in former associate				(99,961)
Transaction costs	948,613		1,305,136
Non-operational professional fees	12,278		1,612,669
Arbitration settlement reserve	(1,620,153)		(5,568,761)
Restructuring costs			35,747
Change in fair value of warrant liability	(727,280)	(7,236,531)	(4,667,583)	(7,071,518)
Change in fair value of convertible debt	(170,200)	(691,116)	(2,147,134)	7,172,533
Total	14,881,833	6,000,768	43,789,816	42,501,446
ASSOCIATES
Share of net loss of associate				103,930
Net income (loss) for the period before discontinued operations	(5,640,355)	2,000,194	(13,281,654)	(20,120,725)
Income tax expense
Net loss after taxes	(5,640,355)	2,000,194	(13,281,654)	(20,120,725)
DISCONTINUED OPERATIONS
Gain (loss) on disposal of subsidiary	15,128,417		15,128,417	(678,931)
Gain (loss) from discontinued operations	(670,182)	(425,799)	(1,045,934)	(5,034,317)
Net income (loss) for the period	8,817,880	1,574,395	800,829	(25,833,973)
Net (income) loss attributable to non-controlling interest	3,419	(2,343)	(65,219)	59,327
Net income (loss) attributable to owners of the Company	8,821,299	1,572,052	735,610	(25,774,646)
Items that may be reclassified subsequently to profit or loss
Foreign currency translation differences	133,962	(376,785)	238,821	(381,384)
Comprehensive income (loss) for the period	$ 8,955,261	$ 1,195,267	$ 974,431	$ (26,156,030)
INCOME (LOSS) PER SHARE
Basic income (loss) per share - continuing operations	$ (0.36)	$ 0.14	$ (0.85)	$ (1.87)
Basic income (loss) per share	$ 0.56	$ 0.11	$ 0.05	$ (2.40)
Weighted average number of shares outstanding - Basic	15,653,419	14,402,785	15,618,068	10,748,434
Diluted income (loss) per share - continuing operations	$ (0.37)	$ (0.28)	$ (1.09)	$ (2.10)
Diluted income (loss) per share	$ 0.48	$ (0.30)	$ (0.31)	$ (2.57)
Weighted average number of shares outstanding - Diluted	16,983,103	17,120,843	18,055,081	12,359,163
Direct to Consumer [Member]
REVENUE
Net revenue	$ 31,366	$ 172	$ 85,522	$ 2,723
Software as a Service [Member]
REVENUE
Net revenue	1,961,323	1,601,188	6,005,957	4,625,214
Advertising [Member]
REVENUE
Net revenue	$ 7,248,789	$ 6,399,602	$ 24,416,683	$ 17,856,714